Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	1 year 3 months 7 days	1 year 4 months 24 days
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	1.05%	0.85%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	3.35%	3.75%